CONSOLIDATED BALANCE SHEETS In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)
ASSETS
Cash and Cash Equivalents	$ 8,805	¥ 639,087	¥ 732,127
Restricted cash	1,420	77,486	118,065
Time Deposits	62	548	5,148
Investment in Direct Financing Leases	9,992	756,481	830,853
Installment Loans	35,877	2,464,251	2,983,164
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(1,854)	(157,523)	(154,150)
Investment in Operating Leases	15,277	1,213,223	1,270,295
Investment in Securities	14,136	1,104,158	1,175,381
Other Operating Assets	2,831	186,396	235,430
Investment in Affiliates	4,490	409,711	373,376
Other Receivables	2,189	210,521	182,013
Inventories	1,304	153,256	108,410
Prepaid Expenses	536	45,420	44,551
Office Facilities	1,232	96,831	102,403
Other Assets	6,909	539,954	574,516
Total Assets	103,206	7,739,800	8,581,582
Liabilities:
Short-Term Debt	5,756	573,565	478,633
Deposits	12,810	853,269	1,065,175
Trade Notes, Accounts Payable and Other Liabilities	3,660	311,113	304,354
Accrued Expenses	1,423	101,917	118,359
Policy Liabilities	4,790	409,957	398,265
Income Taxes:
Current	265	22,769	21,983
Deferred	1,930	160,905	160,518
Security Deposits	1,541	125,479	128,097
Long-Term Debt	54,495	3,836,270	4,531,268
Total Liabilities	86,670	6,395,244	7,206,652
Redeemable Noncontrolling Interests	408	28,095	33,902
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 259,000,000 shares Issued 110,229,948 shares in 2010 and 110,245,846 shares in 2011	1,732	143,939	143,995
Additional paid-in capital	2,154	178,661	179,137
Retained earnings	13,729	1,104,779	1,141,559
Accumulated other comprehensive income (loss)	(1,157)	(79,459)	(96,180)
Treasury stock, at cost: 2,745,701 shares in 2010 and 2,747,344 shares in 2011	(591)	(49,236)	(49,170)
ORIX Corporation Shareholders' Equity	15,867	1,298,684	1,319,341
Noncontrolling interests	261	17,777	21,687
Total Equity	16,128	1,316,461	1,341,028
Total Liabilities and Equity	$ 103,206	¥ 7,739,800	¥ 8,581,582